BIOLOGICAL ASSETS - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Roll-forward of biological assets
Opening balance	R$ 14,632,186	R$ 12,248,732
Additions	5,777,952	4,957,380
Depletions	(3,680,997)	(3,665,057)
Transfers	(136,297)
Gain on fair value adjustment	1,989,831	1,199,759	R$ 763,091
Disposals	(128,370)	(82,331)
Other write-offs	(175,723)	(26,297)
Closing balance	R$ 18,278,582	R$ 14,632,186	R$ 12,248,732
Effective area of forest from the year of planting	3 years
Bottom of range [member]
Roll-forward of biological assets
Average cycle of forest formation	6 years
Top of range [member]
Roll-forward of biological assets
Average cycle of forest formation	7 years